Allowance for Loan Losses and Credit Quality Information (Details 7) (Loan Defaulted within Twelve Months [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Loans that were restructured and defaulted within the 12 months
Number of Contracts	5	13
Outstanding Recorded Investment	$ 460	$ 9,726
1-4 family [Member]
Loans that were restructured and defaulted within the 12 months
Number of Contracts	0	1
Outstanding Recorded Investment	0	250
Residential developments [Member]
Loans that were restructured and defaulted within the 12 months
Number of Contracts	0	5
Outstanding Recorded Investment	0	4,501
Other [Member]
Loans that were restructured and defaulted within the 12 months
Number of Contracts	2	3
Outstanding Recorded Investment	159	4,465
Consumer [Member]
Loans that were restructured and defaulted within the 12 months
Number of Contracts	0	1
Outstanding Recorded Investment	0	4
Other [Member]
Loans that were restructured and defaulted within the 12 months
Number of Contracts	3	3
Outstanding Recorded Investment	$ 301	$ 506